UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_|  is a restatement
                                   |_|  adds new holding entries.


Institutional Manager Filing this Report:

Name:            Cadian Capital Management, LLC

Address:         461 Fifth Avenue
                 24th Floor
                 New York, New York  10017


13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham Quigley
Title:   Chief Financial Officer
Phone:   (212) 792-8800


Signature, Place and Date of Signing:


/s/ Graham Quigley              New York, New York          November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:  $2,231,494
                                         (thousands)



List of Other Included Managers:


No.           Form 13F File Number               Name
---           --------------------               ------------------------
1.            028-12841                          Cadian Fund LP
2.            028-12845                          Cadian Offshore Fund Ltd.

                                           FORM 13F INFORMATION TABLE
                                         Cadian Capital Management, LLC
                                                September 30, 2011

COLUMN 1                        COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
--------------               -------------- ---------  --------  ---------------------  ----------  --------  ----------------------
                                                        VALUE      SHS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN  CALL  DISCRETION    MGRS       SOLE    SHARED NONE
--------------               -------------- ---------  --------  ----------  ---  ----  ----------  --------  ---------- ------ ----
AIXTRON SE                   SPONSORED ADR  009606104     2,759     190,000       PUT    DEFINED      1,2        190,000
AIXTRON SE                   SPONSORED ADR  009606104       871      60,000       PUT    DEFINED      1,2         60,000
AMKOR TECHNOLOGY INC         COM            031652100    48,505  11,124,962  SH          DEFINED      1,2     11,124,962
ANALOG DEVICES INC           COM            032654105    10,469     335,000  SH          DEFINED      1,2        335,000
ASPEN TECHNOLOGY INC         COM            045327103    47,241   3,093,707  SH          DEFINED      1,2      3,093,707
AUTODESK INC                 COM            052769106    40,198   1,446,500  SH          DEFINED      1,2      1,446,500
CAREFUSION CORP              COM            14170T101    68,660   2,866,795  SH          DEFINED      1,2      2,866,795
COMSCORE INC                 COM            20564W105    31,667   1,877,100  SH          DEFINED      1,2      1,877,100
EQUINIX INC                  COM NEW        29444U502    48,570     546,773  SH          DEFINED      1,2        546,773
EXPEDIA INC DEL              COM            30212P105    28,391   1,102,556  SH          DEFINED      1,2      1,102,556
EXPRESS SCRIPTS INC          COM            302182100   140,158   3,780,906  SH          DEFINED      1,2      3,780,906
FUSION-IO INC                COM            36112J107     4,954     260,726  SH          DEFINED      1,2        260,726
GENERAL CABLE CORP DEL NEW   COM            369300108     1,168      50,000       CALL   DEFINED      1,2         50,000
GENERAL CABLE CORP DEL NEW   COM            369300108    67,644   2,896,959  SH          DEFINED      1,2      2,896,959
HOMEAWAY INC                 COM            43739Q100       504      15,000  SH          DEFINED      1,2         15,000
INTERDIGITAL INC             COM            45867G101     4,658     100,000       PUT    DEFINED      1,2        100,000
ISHARES TR                   RUSSELL 2000   464287655    25,720     400,000       PUT    DEFINED      1,2        400,000
ISHARES TR                   RUSSELL 2000   464287655   154,320   2,400,000       PUT    DEFINED      1,2      2,400,000
KEMET CORP                   COM NEW        488360207       715     100,000       CALL   DEFINED      1,2        100,000
KEMET CORP                   COM NEW        488360207    29,742   4,159,700  SH          DEFINED      1,2      4,159,700
LATTICE SEMICONDUCTOR CORP   COM            518415104    41,257   7,858,526  SH          DEFINED      1,2      7,858,526
LIFE TECHNOLOGIES CORP       COM            53217V109    72,248   1,880,000  SH          DEFINED      1,2      1,880,000
LTX-CREDENCE CORP            COM NEW        502403207     9,226   1,744,100  SH          DEFINED      1,2      1,744,100
MF GLOBAL HLDGS LTD          COM            55277J108    62,849  15,217,754  SH          DEFINED      1,2     15,217,754
NCR CORP NEW                 COM            62886E108   167,838   9,937,135  SH          DEFINED      1,2      9,937,135
NET 1 UEPS TECHNOLOGIES INC  COM NEW        64107N206     3,900     600,000       CALL   DEFINED      1,2        600,000
NETAPP INC                   COM            64110D104    83,542   2,462,200  SH          DEFINED      1,2      2,462,200
NETSCOUT SYS INC             COM            64115T104    47,926   4,196,674  SH          DEFINED      1,2      4,196,674
NICE SYS LTD                 SPONSORED ADR  653656108    71,790   2,365,390  SH          DEFINED      1,2      2,365,390
NXP SEMICONDUCTORS N V       COM            N6596X109    75,014   5,312,619  SH          DEFINED      1,2      5,312,619
ON SEMICONDUCTOR CORP        COM            682189105    12,924   1,800,000       CALL   DEFINED      1,2      1,800,000
ON SEMICONDUCTOR CORP        COM            682189105    21,005   2,925,500       CALL   DEFINED      1,2      2,925,500
ON SEMICONDUCTOR CORP        COM            682189105   123,589  17,212,890  SH          DEFINED      1,2     17,212,890
OPEN TEXT CORP               COM            683715106     8,860     170,000       PUT    DEFINED      1,2        170,000
PMC-SIERRA INC               COM            69344F106    89,979  15,046,683  SH          DEFINED      1,2     15,046,683
QUALITY SYS INC              COM            747582104    35,890     370,000       PUT    DEFINED      1,2        370,000
QUALITY SYS INC              COM            747582104     4,850      50,000       PUT    DEFINED      1,2         50,000
RADWARE LTD                  ORD            M81873107    26,576   1,230,947  SH          DEFINED      1,2      1,230,947
SKECHERS U S A INC           CL A           830566105    27,455   1,956,911  SH          DEFINED      1,2      1,956,911
SOLUTIA INC                  COM NEW        834376501    78,218   6,087,004  SH          DEFINED      1,2      6,087,004
STANDARD MICROSYSTEMS CORP   COM            853626109    21,732   1,120,219  SH          DEFINED      1,2      1,120,219
TALEO CORP                   CL A           87424N104    69,131   2,687,848  SH          DEFINED      1,2      2,687,848
TERADYNE INC                 COM            880770102       551      50,000  SH          DEFINED      1,2         50,000
TESLA MTRS INC               COM            88160R101    15,610     640,000       PUT    DEFINED      1,2        640,000
TESLA MTRS INC               COM            88160R101     9,958     408,284  SH          DEFINED      1,2        408,284
THORATEC CORP                COM NEW        885175307   122,542   3,754,355  SH          DEFINED      1,2      3,754,355
TOLL BROTHERS INC            COM            889478103    54,310   3,763,700  SH          DEFINED      1,2      3,763,700
ULTRATECH INC                COM            904034105    10,609     618,600  SH          DEFINED      1,2        618,600
VERINT SYS INC               COM            92343X100    53,241   2,025,132  SH          DEFINED      1,2      2,025,132
VIRNETX HLDG CORP            COM            92823T108     3,026     201,898  SH          DEFINED      1,2        201,898
WATSCO INC                   COM            942622200    36,120     706,859  SH          DEFINED      1,2        706,859
WEBMD HEALTH CORP            COM            94770V102    12,814     425,000  SH          DEFINED      1,2        425,000





SK 25926 0001 1242332